NSL
Nuveen Senior Income Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 154.2% (93.3% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 139.2% (84.3% of Total Investments)
	Aerospace & Defense – 1.5% (0.9% of Total Investments)
$314	Dynasty Acquisition Co., Inc., Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	$305,552
169	Dynasty Acquisition Co., Inc., Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	164,275
731	Maxar Technologies Ltd., Term Loan B	2.863%	1-Month LIBOR	2.750%	10/05/24	B	724,849
966	TransDigm, Inc., Term Loan E	2.363%	1-Month LIBOR	2.250%	5/30/25	Ba3	955,961
798	TransDigm, Inc., Term Loan F	2.363%	1-Month LIBOR	2.250%	12/09/25	Ba3	788,719
688	TransDigm, Inc., Term Loan G	2.363%	1-Month LIBOR	2.250%	8/22/24	Ba3	681,436
3,666	Total Aerospace & Defense						3,620,792
	Airlines – 2.1% (1.3% of Total Investments)
759	American Airlines, Inc., First Lien Term Loan	1.860%	1-Month LIBOR	1.750%	1/29/27	Ba3	709,551
467	American Airlines, Inc., Incremental Term Loan	2.115%	1-Month LIBOR	2.000%	12/14/23	Ba3	451,108
240	American Airlines, Inc., Term Loan B	2.110%	1-Month LIBOR	2.000%	4/28/23	Ba3	231,653
920	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	947,589
966	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	936,491
1,075	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,130,637
500	United Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	506,562
4,927	Total Airlines						4,913,591
	Auto Components – 1.7% (1.0% of Total Investments)
124	Adient US LLC, Term Loan B	3.610%	3-Month LIBOR	3.500%	4/08/28	BB-	123,898
1,451	Clarios Global LP, Term Loan B	3.363%	1-Month LIBOR	3.250%	4/30/26	B1	1,438,314
827	DexKo Global Inc., Term Loan	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	827,528
748	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	750,620
898	Superior Industries International, Inc., First Lien Term Loan B	4.113%	1-Month LIBOR	4.000%	5/23/24	B1	897,030
4,048	Total Auto Components						4,037,390
	Automobiles – 0.5% (0.3% of Total Investments)
728	Navistar International Corporation, First Lien Term Loan B	3.610%	1-Month LIBOR	3.500%	11/06/24	Ba2	728,137

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$519	Wand NewCo 3, Inc., Term Loan	3.110%	1-Month LIBOR	3.000%	2/05/26	B1	$513,146
1,247	Total Automobiles						1,241,283
	Banks – 0.1% (0.0% of Total Investments)
164	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	164,692
	Beverages – 1.0% (0.6% of Total Investments)
619	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	619,223
469	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/01/28	B+	470,759
1,185	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	1,182,623
2,273	Total Beverages						2,272,605
	Biotechnology – 0.8% (0.5% of Total Investments)
2,010	Grifols Worldwide Operations USA, Inc., Term Loan B	2.087%	1-Week LIBOR	2.000%	11/15/27	Ba2	1,987,518
	Building Products – 1.9% (1.2% of Total Investments)
1,136	Cornerstone Building Brands, Inc., Term Loan B	3.365%	3-Month LIBOR	3.250%	4/12/28	B+	1,127,162
466	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	465,834
103	LBM Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	103,519
160	Potters Industries, LLC, Term Loan B	4.750%	3-Month LIBOR	4.000%	12/14/27	B	160,400
2,098	Quikrete Holdings, Inc., First Lien Term Loan	2.613%	1-Month LIBOR	2.500%	1/31/27	BB-	2,080,835
590	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	589,634
4,553	Total Building Products						4,527,384
	Capital Markets – 1.4% (0.8% of Total Investments)
193	RPI Intermediate Finance Trust, Term Loan B1	1.863%	1-Month LIBOR	1.750%	2/11/27	BBB-	192,926
1,999	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	2,009,220
1,054	Sequa Mezzanine Holdings L.L.C., Second Lien Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,003,478
3,246	Total Capital Markets						3,205,624
	Chemicals – 0.9% (0.5% of Total Investments)
323	ASP Unifrax Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	308,104
373	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	371,212
500	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	498,672
661	Ineos US Finance LLC, Term Loan B	2.110%	1-Month LIBOR	2.000%	3/31/24	BBB-	654,524

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$263	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	$263,445
2,120	Total Chemicals						2,095,957
	Commercial Services & Supplies – 5.5% (3.3% of Total Investments)
500	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	502,918
525	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	511,062
4,293	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	4,276,660
108	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	1,075
433	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	B1	434,024
1,039	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	1,041,000
312	Harland Clarke Holdings Corp., Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	289,256
276	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	272,685
508	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	509,721
94	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	93,530
187	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	187,060
239	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	239,231
681	Robertshaw US Holding Corp, First Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	658,224
135	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	135,035
750	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	747,833
1,800	Travelport Finance (Luxembourg) S.a.r.l., Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	1.500%	2/28/25	B-	1,839,761
414	West Corporation, Term Loan B1	3.686%	3-Month LIBOR	3.500%	10/10/24	BB+	401,567
731	WEX Inc., Term Loan	2.427%	3-Month LIBOR	2.250%	4/01/28	Ba2	729,740
13,025	Total Commercial Services & Supplies						12,870,382
	Communications Equipment – 2.2% (1.4% of Total Investments)
1,652	CommScope, Inc., Term Loan B	3.363%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,643,464
640	MLN US HoldCo LLC, First Lien Term Loan	4.610%	1-Month LIBOR	4.500%	11/30/25	B3	568,696
967	Plantronics Inc, Term Loan B	2.609%	1-Month LIBOR	2.500%	7/02/25	Ba2	957,006
1,243	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	1,183,414
3	Riverbed Technology, Inc., Term Loan B	7.000%	2-Month LIBOR	6.000%	12/31/25	B2	2,973

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Communications Equipment (continued)
$878	Univision Communications Inc., Term Loan C5	2.860%	1-Month LIBOR	2.750%	3/15/24	B	$876,877
5,383	Total Communications Equipment						5,232,430
	Construction & Engineering – 1.5% (0.9% of Total Investments)
300	AECOM, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	300,189
465	Aegion Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	467,325
1,200	Brown Group Holding LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,195,500
225	Pike Corporation, Incremental Term Loan B	3.120%	1-Month LIBOR	3.000%	1/21/28	Ba3	224,841
1,241	Traverse Midstream Partners LLC, Term Loan	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,242,602
3,431	Total Construction & Engineering						3,430,457
	Containers & Packaging – 1.6% (1.0% of Total Investments)
983	Berry Global, Inc., Term Loan Z	1.861%	1-Month LIBOR	1.750%	7/01/26	BBB-	975,552
623	Charter NEX US, Inc., Term Loan	5.000%	1-Month LIBOR	4.250%	12/01/27	B	626,408
327	Reynolds Consumer Products LLC, Term Loan	1.863%	1-Month LIBOR	1.750%	2/04/27	BBB-	325,581
698	Reynolds Group Holdings Inc. , Term Loan B2	3.363%	1-Month LIBOR	3.250%	2/05/26	B+	693,013
216	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	214,067
959	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	951,709
3,806	Total Containers & Packaging						3,786,330
	Distributors – 0.4% (0.3% of Total Investments)
208	IAA, Inc., Term Loan B	2.375%	1-Month LIBOR	2.250%	6/28/26	BB+	208,395
759	SRS Distribution Inc., First Lien Term Loan	3.113%	1-Month LIBOR	3.000%	5/24/25	B	748,682
967	Total Distributors						957,077
	Diversified Consumer Services – 1.2% (0.7% of Total Investments)
69	Cengage Learning, Inc., Term Loan B	5.250%	2-Month LIBOR	4.250%	6/07/23	B	68,579
2,172	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	2,165,434
73	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	916
2	Education Management LLC, Term Loan A2, (6)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
551	Sotheby's, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/15/27	B+	557,120
2,867	Total Diversified Consumer Services						2,792,049
	Diversified Financial Services – 2.6% (1.6% of Total Investments)
160	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	160,782
248	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	248,368
1,074	Belk, Inc., Term Loan	10.000%	3-Month LIBOR	7.500%	7/31/25	N/R	699,535

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$639	Blackstone CQP Holdco LP, Term Loan B	3.687%	3-Month LIBOR	3.500%	9/30/24	B+	$638,676
1,034	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	198,951
700	FleetCor Technologies Operating Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	698,470
339	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	339,521
332	Lions Gate Capital Holdings LLC, Term Loan B	2.363%	1-Month LIBOR	2.250%	3/24/25	Ba2	329,881
750	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	748,594
608	Sabre GLBL Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	12/17/27	Ba3	615,037
1,505	Verscend Holding Corp., Term Loan B	4.177%	3-Month LIBOR	4.000%	8/27/25	BB-	1,506,700
7,389	Total Diversified Financial Services						6,184,515
	Diversified Telecommunication Services – 4.3% (2.6% of Total Investments)
593	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.688%	1/31/26	B	589,522
2,934	Altice France S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	2,931,542
2,929	CenturyLink, Inc., Term Loan B	2.363%	1-Month LIBOR	2.250%	3/15/27	BB+	2,899,541
1,299	Connect Finco Sarl, Term Loan B, (7)	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	1,297,484
1,315	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	1,312,381
237	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	236,228
52	GTT Communications, Inc., Delayed Draw Term Loan, (6)	6.000%	1-Month LIBOR	5.000%	12/28/21	CCC+	53,056
236	Intelsat Jackson Holdings S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	241,745
378	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	386,443
196	Zayo Group Holdings, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	3/09/27	B1	194,259
10,169	Total Diversified Telecommunication Services						10,142,201
	Electric Utilities – 0.7% (0.4% of Total Investments)
574	ExGen Renewables IV, LLC, Term Loan	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	574,566
496	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	495,399
604	Vistra Operations Company LLC, First Lien Term Loan B3	1.861%	1-Month LIBOR	1.750%	12/31/25	Baa3	599,187
1,674	Total Electric Utilities						1,669,152
	Electrical Equipment – 1.7% (1.0% of Total Investments)
1,927	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	1,899,562
1,400	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,410,416

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electrical Equipment (continued)
$742	Vertiv Group Corporation, Term Loan B	2.861%	1-Month LIBOR	2.750%	3/02/27	B+	$739,399
4,069	Total Electrical Equipment						4,049,377
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
866	TTM Technologies, Inc., Term Loan	2.615%	1-Month LIBOR	2.500%	9/28/24	BB+	865,467
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
375	PGS ASA, Term Loan B	7.760%	3-Month LIBOR	7.500%	6/13/24	N/R	339,387
	Entertainment – 2.9% (1.7% of Total Investments)
471	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.195%	3-Month LIBOR	3.000%	4/22/26	CCC	416,057
2,355	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	2,027,669
6	Cineworld Group PLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	6/14/21	CCC	5,101
298	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	253,762
975	Metro-Goldwyn-Mayer Inc., First Lien Term Loan	2.620%	1-Month LIBOR	2.500%	7/03/25	BB-	970,583
750	Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	747,892
269	NASCAR Holdings, Inc, Term Loan B	2.863%	1-Month LIBOR	2.750%	10/18/26	BB	267,393
1,130	Virgin Media Bristol LLC, Term Loan N, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,129,814
479	William Morris Endeavor Entertainment, LLC, First Lien Term Loan	2.860%	1-Month LIBOR	2.750%	5/16/25	B	469,098
418	William Morris Endeavor Entertainment, LLC, First Lien, Term Loan	2.897%	3-Month LIBOR	2.750%	5/16/25	B	409,255
7,151	Total Entertainment						6,696,624
	Equity Real Estate Investment Trust – 0.5% (0.3% of Total Investments)
880	Realogy Group LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	2/08/25	BB	876,675
222	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB	220,483
1,102	Total Equity Real Estate Investment Trust						1,097,158
	Food & Staples Retailing – 1.8% (1.1% of Total Investments)
384	BJ's Wholesale Club, Inc., First Lien Term Loan	2.111%	1-Month LIBOR	2.000%	2/03/24	BB+	384,032
30	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	29,852
511	H Food Holdings LLC, Term Loan B	3.801%	1-Month LIBOR	3.688%	5/31/25	B2	507,410
3,456	US Foods, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	6/27/23	BB-	3,423,077
4,381	Total Food & Staples Retailing						4,344,371
	Food Products – 0.5% (0.3% of Total Investments)
540	American Seafoods Group LLC, First Lien Term Loan	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	539,328

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food Products (continued)
$3	American Seafoods Group LLC, First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	$3,605
174	Froneri International Ltd., Term Loan	2.363%	1-Month LIBOR	2.250%	1/31/27	B1	171,387
389	UTZ Quality Foods, LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	1/20/28	B1	389,391
1,106	Total Food Products						1,103,711
	Health Care Equipment & Supplies – 1.1% (0.6% of Total Investments)
461	Greatbatch Ltd., Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	462,207
650	Lifescan Global Corporation, First Lien Term Loan	6.202%	3-Month LIBOR	6.000%	10/01/24	B	639,004
783	Viant Medical Holdings, Inc., First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	7/02/25	B3	761,894
709	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	609,306
2,603	Total Health Care Equipment & Supplies						2,472,411
	Health Care Providers & Services – 8.6% (5.2% of Total Investments)
742	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	737,055
1,033	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	1,036,765
627	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	618,660
376	Albany Molecular Research, Inc., First Lien Term Loan	4.250%	1-Month LIBOR	3.250%	8/30/24	B	377,009
839	BW NHHC Holdco, Inc., First Lien Term Loan	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	785,242
338	DaVita, Inc. , Term Loan B	1.863%	1-Month LIBOR	1.750%	8/12/26	BBB-	335,716
856	Envision Healthcare Corporation, First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	10/10/25	Caa1	720,669
669	Gates Global LLC, Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	667,347
826	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	825,341
308	Global Medical Response, Inc., Term Loan B	5.750%	1-Month LIBOR	4.750%	10/02/25	B	308,751
1,438	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	1,442,329
95	HCA Inc., Term Loan B13	1.863%	1-Month LIBOR	1.750%	3/18/26	BBB-	95,404
461	Heartland Dental, LLC, First Lien Term Loan, (7)	3.613%	1-Month LIBOR	3.500%	4/30/25	B2	456,067
761	MMM Holdings, Inc., Term Loan B	6.750%	1-Month LIBOR	5.750%	12/26/26	B+	762,385
50	National Mentor Holdings, Inc., Delayed Draw Term Loan	1.875%	3-Month LIBOR	1.875%	3/02/28	B1	50,164
456	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	456,040
15	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	15,201
985	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	976,381
1,073	Phoenix Guarantor Inc, Term Loan B	3.354%	1-Month LIBOR	3.250%	3/05/26	N/R	1,073,189

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,000	Phoenix Guarantor Inc, Term Loan B3	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	$984,431
274	Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	276,198
103	Quorum Health Corporation, Term Loan, (6)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	105,260
2,053	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	11/16/25	B1	2,047,819
825	Select Medical Corporation, Term Loan B	2.370%	2-Month LIBOR	2.250%	3/06/25	Ba2	817,961
2,212	Surgery Center Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	9/03/24	B1	2,207,354
1,418	Team Health Holdings, Inc., First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	1,326,249
748	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	752,468
20,581	Total Health Care Providers & Services						20,257,455
	Health Care Technology – 2.7% (1.6% of Total Investments)
1,010	Carestream Health, Inc., Extended Second Lien Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	953,074
1,492	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,493,240
2,640	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	2,639,771
78	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	77,795
1,136	Zelis Healthcare Corporation, Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	1,130,765
6,356	Total Health Care Technology						6,294,645
	Hotels, Restaurants & Leisure – 17.1% (10.4% of Total Investments)
7,319	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.863%	1-Month LIBOR	1.750%	11/19/26	BB+	7,221,033
232	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	12/29/25	B3	205,885
298	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	299,798
2,246	Alterra Mountain Company, Term Loan B1	2.863%	1-Month LIBOR	2.750%	7/31/24	B2	2,216,100
554	Aramark Services, Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	3/11/25	BB+	548,458
333	Boyd Gaming Corporation, Term Loan B3	2.337%	1-Week LIBOR	2.250%	9/15/23	BB	333,038
3,181	Caesars Resort Collection, LLC, First Lien Term Loan B	2.863%	1-Month LIBOR	2.750%	12/22/24	B+	3,150,288
746	Caesars Resort Collection, LLC, Term Loan B1	4.613%	1-Month LIBOR	4.500%	7/20/25	B+	749,474
422	Carnival Corporation, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	435,363
733	Churchill Downs Incorporated, Incremental Term Loan B1	2.120%	1-Month LIBOR	2.000%	3/17/28	BBB-	728,960
2,119	CityCenter Holdings, LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	2,097,961

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,390	ClubCorp Holdings, Inc., Term Loan B	2.953%	3-Month LIBOR	2.750%	9/18/24	B-	$2,304,591
360	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	453,592
1,592	Equinox Holdings, Inc., First Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	1,517,913
479	Four Seasons Hotels Limited, New First Lien Term Loan	2.113%	1-Month LIBOR	2.000%	11/30/23	BB+	478,283
3,121	Golden Nugget, Inc., Incremental Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	3,089,918
1,530	Hilton Worldwide Finance, LLC, Term Loan B2	1.861%	1-Month LIBOR	1.750%	6/21/26	BBB-	1,518,910
1,771	IRB Holding Corp, Fourth Amendment Incremental Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	1,768,907
1,945	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	1,954,549
439	PCI Gaming Authority, Term Loan	2.610%	1-Month LIBOR	2.500%	5/31/26	BBB-	436,173
2,851	Scientific Games International, Inc., Term Loan B5	2.863%	1-Month LIBOR	2.750%	8/14/24	B+	2,814,620
1,198	SeaWorld Parks & Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	1,186,811
1,769	Stars Group Holdings B.V., Incremental Term Loan	3.703%	3-Month LIBOR	3.500%	7/10/25	BBB-	1,775,626
1,460	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	1,441,844
975	Wyndham Hotels & Resorts, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	5/30/25	BB+	966,742
525	Zaxby's Operating Company LLC, First Lien Term Loan	4.500%	1-Month LIBOR	3.750%	12/28/27	B	526,378
40,588	Total Hotels, Restaurants & Leisure						40,221,215
	Household Durables – 0.8% (0.5% of Total Investments)
683	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	B3	685,045
38	Serta Simmons Bedding, LLC, Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	38,209
837	Serta Simmons Bedding, LLC, Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	802,947

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$250	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	$249,648
1,808	Total Household Durables						1,775,849
	Household Products – 0.2% (0.1% of Total Investments)
389	Reynolds Group Holdings Inc. , Term Loan	2.863%	1-Month LIBOR	2.750%	2/05/23	B+	388,793
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
490	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	3/25/28	B+	489,007
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
725	EAB Global, Inc., First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	9/29/24	B2	724,947
2	EAB Global, Inc., First Lien Term Loan	4.750%	2-Month LIBOR	3.750%	9/29/24	B2	1,873
727	Total Industrial Conglomerates						726,820
	Insurance – 3.2% (2.0% of Total Investments)
2,089	Acrisure, LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	2,060,808
1,781	Alliant Holdings Intermediate, LLC, Term Loan B	3.363%	1-Month LIBOR	3.250%	5/10/25	B	1,761,218
250	Alliant Holdings Intermediate, LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	250,330
313	Asurion LLC, Term Loan B6	3.113%	1-Month LIBOR	3.000%	11/03/23	Ba3	312,807
1,329	Asurion LLC, Term Loan B8	3.363%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,321,587
1,613	Hub International Limited, Term Loan B	3.176%	3-Month LIBOR	3.000%	4/25/25	B	1,593,837
274	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	B1	273,739
7,649	Total Insurance						7,574,326
	Interactive Media & Services – 1.6% (1.0% of Total Investments)
1,022	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,018,711
1,748	Rackspace Technology Global, Inc., Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	1,735,831
968	WeddingWire, Inc., First Lien Term Loan	4.686%	3-Month LIBOR	4.500%	12/21/25	B+	967,681
3,738	Total Interactive Media & Services						3,722,223
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
1,000	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	999,610
	Internet Software & Services – 1.9% (1.2% of Total Investments)
909	Banff Merger Sub Inc, Term Loan	3.863%	1-Month LIBOR	3.750%	10/02/25	B2	906,116
2,189	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,196,463

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services (continued)
$1,457	Uber Technologies, Inc., First Lien Term Loan B	3.606%	1-Month LIBOR	3.500%	4/04/25	B1	$1,457,969
4,555	Total Internet Software & Services						4,560,548
	IT Services – 4.4% (2.7% of Total Investments)
301	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	289,957
1	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	762
643	KBR, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	2/07/27	Ba1	643,767
325	NeuStar, Inc., Term Loan B4	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	306,312
250	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	248,594
1,073	Sabre GLBL Inc., Term Loan B	2.113%	1-Month LIBOR	2.000%	2/22/24	Ba3	1,061,556
419	Science Applications International Corporation, Term Loan B	1.988%	1-Month LIBOR	1.875%	10/31/25	BB+	418,603
1,854	Syniverse Holdings, Inc., First Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,832,775
2,000	Syniverse Holdings, Inc., Second Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	1,962,910
1,059	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	1,059,698
2,606	West Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	2,547,823
10,531	Total IT Services						10,372,757
	Life Sciences Tools & Services – 2.3% (1.4% of Total Investments)
3,038	Parexel International Corporation, Term Loan B	2.863%	1-Month LIBOR	2.750%	9/27/24	B2	3,015,167
2,255	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	2,254,164
121	Syneos Health, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	8/01/24	BB	120,855
5,414	Total Life Sciences Tools & Services						5,390,186
	Machinery – 1.3% (0.8% of Total Investments)
9	Alliance Laundry Systems LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	10/08/27	B	8,501
740	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	740,443
299	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	300,168
108	Gardner Denver, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	1/31/27	BB+	108,205
840	Gardner Denver, Inc., Term Loan B2	1.863%	1-Month LIBOR	1.750%	2/28/27	Ba2	830,321

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$995	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	$998,056
2,991	Total Machinery						2,985,694
	Marine – 0.3% (0.2% of Total Investments)
1,013	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	698,722
	Media – 14.2% (8.6% of Total Investments)
2,690	Charter Communications Operating, LLC, Term Loan B2	1.870%	1-Month LIBOR	1.750%	2/01/27	BBB-	2,679,618
199	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	187,537
327	Checkout Holding Corp., Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	1.000%	8/15/23	N/R	149,554
8	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.685%	2-Month LIBOR	3.500%	8/21/26	B1	8,263
3,344	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.647%	3-Month LIBOR	3.500%	8/21/26	B1	3,247,194
3,166	CSC Holdings, LLC, Incremental Term Loan	2.365%	1-Month LIBOR	2.250%	1/15/26	BB	3,138,945
1,190	CSC Holdings, LLC, Term Loan B1	2.365%	1-Month LIBOR	2.250%	7/17/25	BB	1,179,087
2,864	CSC Holdings, LLC, Term Loan B5	2.615%	1-Month LIBOR	2.500%	4/15/27	Ba3	2,854,083
293	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	290,150
150	Diamond Sports Group LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	107,772
490	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	488,352
129	Entercom Media Corp., Term Loan	2.611%	1-Month LIBOR	2.500%	11/17/24	BB-	127,605
234	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	233,532
415	Gray Television, Inc., Term Loan B	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	413,015
352	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB-	352,378
2,502	iHeartCommunications, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	5/01/26	B+	2,475,573
1,120	Intelsat Jackson Holdings S.A., DIP Term Loan, (6)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	1,134,375
3,422	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	Prime	4.750%	11/27/23	N/R	3,488,936
239	LCPR Loan Financing LLC, Term Loan B	3.865%	1-Month LIBOR	3.750%	10/15/28	BB	239,832
2,590	McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	2,610,243
288	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	293,222
1,405	Meredith Corporation, Term Loan B2	2.613%	1-Month LIBOR	2.500%	1/31/25	BB-	1,390,033
1,247	Nexstar Broadcasting, Inc., Term Loan B3	2.356%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,244,347

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$453	Sinclair Television Group Inc., Term Loan B1	2.370%	1-Month LIBOR	2.250%	1/03/24	Ba2	$450,133
687	Springer Nature Deutschland GmbH, Term Loan B18	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	686,633
312	Virgin Media Bristol LLC, Term Loan N	2.615%	1-Month LIBOR	2.500%	1/31/28	BB+	309,816
911	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	911,461
2,767	Ziggo Financing Partnership, Term Loan I	2.615%	1-Month LIBOR	2.500%	4/30/28	BB	2,741,515
33,794	Total Media						33,433,204
	Multiline Retail – 0.4% (0.2% of Total Investments)
849	EG America LLC, Term Loan	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	838,366
	Office Electronics – 0.1% (0.0% of Total Investments)
122	Pitney Bowes Inc., Term Loan B	4.120%	1-Month LIBOR	4.000%	3/19/28	BBB-	122,188
	Oil, Gas & Consumable Fuels – 2.4% (1.4% of Total Investments)
717	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	703,785
915	Buckeye Partners, L.P., Term Loan B	2.359%	3-Month LIBOR	2.250%	11/01/26	BBB-	912,777
684	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	710,965
4,791	Fieldwood Energy LLC, Exit First Lien Term Loan, (DD1), (6)	0.000%	N/A	N/A	4/11/22	N/R	1,855,438
2,186	Fieldwood Energy LLC, Exit Second Lien Term Loan, (6)	0.000%	N/A	N/A	4/11/23	N/R	122,427
503	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	431,056
849	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	727,959
238	Peabody Energy Corporation, Term Loan	2.863%	1-Month LIBOR	2.750%	3/31/25	Caa1	80,746
10,883	Total Oil, Gas & Consumable Fuels						5,545,153
	Paper & Forest Products – 0.7% (0.5% of Total Investments)
1,075	Asplundh Tree Expert, LLC, Term Loan B	1.863%	1-Month LIBOR	1.750%	9/04/27	Ba1	1,072,000
672	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	677,982
1,747	Total Paper & Forest Products						1,749,982
	Personal Products – 1.8% (1.1% of Total Investments)
82	Coty Inc., Term Loan B	2.360%	1-Month LIBOR	2.250%	4/05/25	B	78,377
495	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	495,928
1,805	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	1,783,394
2,550	Revlon Consumer Products Corporation, Term Loan B, (DD1), (5)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	1,944,253

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Personal Products (continued)
$4	Revlon Consumer Products Corporation, Term Loan B, (DD1), (5)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	$3,011
4,936	Total Personal Products						4,304,963
	Pharmaceuticals – 6.8% (4.1% of Total Investments)
2,259	Advanz Pharma Corp, Exit Tern Loan B	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	2,258,178
572	Alphabet Holding Company, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	9/28/24	B-	572,926
2,565	Bausch Health Companies Inc., Term Loan B	3.113%	1-Month LIBOR	3.000%	6/02/25	BB	2,564,085
1,463	Bausch Health Companies Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	11/27/25	BB	1,461,097
737	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	738,717
476	Elanco Animal Health Incorporated, Term Loan B	1.865%	1-Month LIBOR	1.750%	8/01/27	Baa3	469,794
736	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B+	719,123
809	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	810,521
1,750	Jazz Financing Lux Sarl, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,755,828
2,480	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (6)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	2,418,874
759	Mallinckrodt International Finance S.A., Term Loan B, (6)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	739,931
1,500	Organon & Co, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,497,810
16,106	Total Pharmaceuticals						16,006,884
	Professional Services – 1.9% (1.1% of Total Investments)
448	ASGN Incorporated, Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/02/25	BBB-	448,930
1,162	Ceridian HCM Holding Inc., Term Loan B	2.587%	1-Week LIBOR	2.500%	4/30/25	B+	1,146,014
494	Creative Artists Agency, LLC , Term Loan B	3.863%	1-Month LIBOR	3.750%	11/26/26	B	490,279
1,331	Dun & Bradstreet Corporation (The), Term Loan	3.361%	1-Month LIBOR	3.250%	2/08/26	BB+	1,325,216
300	Nielsen Consumer Inc., Term Loan B	4.111%	3-Month LIBOR	4.000%	3/05/28	BB	299,781
713	Nielsen Finance LLC, Term Loan B4	2.113%	1-Month LIBOR	2.000%	10/04/23	BBB-	712,447
4,448	Total Professional Services						4,422,667
	Real Estate Management & Development – 1.3% (0.8% of Total Investments)
1,312	Brookfield Property REIT Inc., Term Loan A2	3.113%	1-Month LIBOR	3.000%	8/24/23	BB+	1,286,859

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$1,746	North American Lifting Holdings, Inc., Priority Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	$1,826,360
3,058	Total Real Estate Management & Development						3,113,219
	Road & Rail – 3.9% (2.4% of Total Investments)
1,002	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	997,520
1,237	Genesee & Wyoming Inc. (New), Term Loan	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	1,234,480
948	Gruden Acquisition, Inc., Term Loan	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	948,921
1,601	Hertz Corporation, (The), DIP Delayed Draw Term Loan	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	1,614,379
536	Hertz Corporation, (The), DIP Delayed Draw Term Loan	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	540,830
1,988	Hertz Corporation, (The), Term Loan B, (DD1), (6)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	2,001,945
650	Hertz Corporation, (The), Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	654,875
37	Savage Enterprises LLC, Term Loan B	3.120%	1-Month LIBOR	3.000%	8/01/25	BB	36,938
1,083	XPO Logistics, Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	2/23/25	N/R	1,078,949
9,082	Total Road & Rail						9,108,837
	Semiconductors & Semiconductor Equipment – 0.7% (0.4% of Total Investments)
234	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	179,960
437	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	437,653
1,054	ON Semiconductor Corporation, Term Loan B	2.113%	1-Month LIBOR	2.000%	9/19/26	BB+	1,053,389
1,725	Total Semiconductors & Semiconductor Equipment						1,671,002
	Software – 12.0% (7.3% of Total Investments)
661	Apttus Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	660,833
1,034	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B	1,034,902
550	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	551,148
385	Camelot U.S. Acquisition 1 Co., Term Loan B	3.113%	1-Month LIBOR	3.000%	10/31/26	B	382,092
1,500	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,502,550
417	Dynatrace LLC, First Lien Term Loan	2.363%	1-Month LIBOR	2.250%	8/23/25	BB+	415,700
2,076	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B-	2,076,063
1,788	Finastra USA, Inc., First Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	1,760,741
269	GlobalLogic Holdings Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	269,378
237	Greenway Health, LLC, First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	225,542
1,070	Informatica LLC,, Term Loan B	3.363%	1-Month LIBOR	3.250%	2/14/27	B1	1,062,072
436	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	432,899

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$807	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	$812,284
769	MA FinanceCo., LLC, Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	761,663
1,419	McAfee, LLC, Term Loan B	3.860%	1-Month LIBOR	3.750%	9/29/24	BB	1,420,982
247	Mitchell International, Inc., First Lien Term Loan	3.363%	1-Month LIBOR	3.250%	11/29/24	B2	244,128
300	Mitchell International, Inc., Second Lien Term Loan	7.363%	1-Month LIBOR	7.250%	11/30/25	CCC	300,626
690	Perforce Software, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	7/01/26	B-	682,123
591	Project Boost Purchaser, LLC, Term Loan B	3.609%	1-Month LIBOR	3.500%	5/30/26	BB-	587,368
835	RealPage Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	832,132
5,194	Seattle Spinco, Inc., Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	5,143,696
216	SkillSoft Corporation, First Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	221,775
696	SkillSoft Corporation, Takeback Second – Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	696,178
1,276	Sophia, L.P., First Lien Term Loan	4.500%	3-Month LIBOR	3.750%	10/07/27	B	1,277,867
739	SS&C European Holdings Sarl, Term Loan B4	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	732,181
997	SS&C Technologies Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	987,260
659	Tibco Software Inc., Term Loan B3	3.870%	1-Month LIBOR	3.750%	7/03/26	B+	655,841
767	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	768,363
493	Ultimate Software Group Inc(The), Term Loan B	3.863%	1-Month LIBOR	3.750%	5/03/26	B1	493,305
246	Xperi Corporation, Term Loan B	4.113%	1-Month LIBOR	4.000%	6/01/25	BB-	246,610
898	ZoomInfo LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	2/01/26	BB-	899,070
28,262	Total Software						28,137,372
	Specialty Retail – 2.6% (1.6% of Total Investments)
499	Academy, Ltd, Term Loan	5.750%	1-Month LIBOR	5.000%	11/06/27	B	500,620
540	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	539,328
648	Mattress Firm Inc, Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	660,532
4,000	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	4,016,500
309	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	302,146
5,996	Total Specialty Retail						6,019,126
	Technology Hardware, Storage & Peripherals – 3.0% (1.8% of Total Investments)
963	Ahead Data Blue, LLC, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B+	969,770
979	Conduent Business Services, LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	12/07/22	BB-	964,368
3,366	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	3,367,350
489	NCR Corporation, Term Loan	2.690%	3-Month LIBOR	2.500%	8/28/26	BB+	482,030
272	Peraton Holding Corp, Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	271,994

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$478	Peraton Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	$478,685
398	Tech Data Corporation, Term Loan	3.613%	1-Month LIBOR	3.500%	7/01/25	BBB-	399,741
6,945	Total Technology Hardware, Storage & Peripherals						6,933,938
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
410	CBI Buyer, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	409,401
	Trading Companies & Distributors – 0.4% (0.2% of Total Investments)
295	Hayward Industries, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	8/04/24	B+	295,777
576	Univar Inc., Term Loan B3	2.363%	1-Month LIBOR	2.250%	7/01/24	BBB-	575,559
871	Total Trading Companies & Distributors						871,336
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
489	Atlantic Aviation FBO Inc., Term Loan B	3.870%	1-Month LIBOR	3.750%	12/06/25	BB	489,209
	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)
233	Altice Financing SA, First Lien Term Loan	2.953%	3-Month LIBOR	2.750%	1/31/26	B	229,136
750	Gogo Intermediate Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	746,250
983	Total Wireless Telecommunication Services						975,386
$337,154	Total Variable Rate Senior Loan Interests (cost $328,946,462)						326,710,018

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 10.4% (6.3% of Total Investments)
	Aerospace & Defense – 0.7% (0.4% of Total Investments)
$1,645	Bombardier Inc, 144A	6.000%	10/15/22	CCC	$1,645,411
94	Bombardier Inc, 144A	6.125%	1/15/23	CCC	98,539
1,739	Total Aerospace & Defense				1,743,950
	Auto Components – 0.5% (0.3% of Total Investments)
1,105	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,134,006
	Chemicals – 0.2% (0.1% of Total Investments)
345	Olin Corp, 144A	9.500%	6/01/25	BB	432,544
	Communications Equipment – 0.5% (0.3% of Total Investments)
750	CommScope Inc, 144A	8.250%	3/01/27	B-	803,437
400	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	396,275
1,150	Total Communications Equipment				1,199,712
	Diversified Telecommunication Services – 0.5% (0.3% of Total Investments)
750	Avaya Inc, 144A	6.125%	9/15/28	B	796,875

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$340	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A, (7)	7.750%	8/15/28	B	$354,450
1,090	Total Diversified Telecommunication Services				1,151,325
	Electric Utilities – 0.8% (0.5% of Total Investments)
1,735	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	2,169
418	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	443,618
258	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	273,112
235	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	242,485
257	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	271,823
260	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	279,494
398	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	400,171
3,561	Total Electric Utilities				1,912,872
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
420	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	428,833
	Entertainment – 0.8% (0.5% of Total Investments)
810	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	866,878
1,167	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	1,000,930
1,977	Total Entertainment				1,867,808
	Equity Real Estate Investment Trust – 0.7% (0.5% of Total Investments)
1,620	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	1,745,550
	Health Care Providers & Services – 1.3% (0.8% of Total Investments)
480	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	519,000
770	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	829,675
150	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	165,000
65	HCA Inc	5.375%	2/01/25	BB	72,438
165	Tenet Healthcare Corp	4.625%	7/15/24	BB-	167,491
90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	94,388
1,100	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,160,500
2,820	Total Health Care Providers & Services				3,008,492
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
235	Carnival Corp, 144A	11.500%	4/01/23	Ba2	270,062
	Household Durables – 0.1% (0.0% of Total Investments)
115	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	116,006

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media – 2.2% (1.4% of Total Investments)
$925	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	$675,250
1,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Caa2	540,000
1,190	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	1,273,300
1	iHeartCommunications Inc	6.375%	5/01/26	B+	1,371
574	iHeartCommunications Inc	8.375%	5/01/27	CCC+	615,546
1,380	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	1,428,300
245	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	8,575
635	Univision Communications Inc, 144A	9.500%	5/01/25	B	705,644
5,950	Total Media				5,247,986
	Metals & Mining – 0.2% (0.1% of Total Investments)
485	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	532,287
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
1,715	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,766,450
595	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	613,594
2,310	Total Oil, Gas & Consumable Fuels				2,380,044
	Pharmaceuticals – 0.4% (0.2% of Total Investments)
437	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	444,647
340	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	258,400
134	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	141,035
911	Total Pharmaceuticals				844,082
	Specialty Retail – 0.2% (0.1% of Total Investments)
340	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	348,476
125	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	135,434
465	Total Specialty Retail				483,910
$26,298	Total Corporate Bonds (cost $24,745,393)				24,499,469

Shares	Description (1)	Value
	COMMON STOCKS – 4.0% (2.4% of Total Investments)
	Banks – 0.1% (0.1% of Total Investments)
15,167	iQor US Inc, (8), (9)	$202,479
	Communications Equipment – 0.0% (0.0% of Total Investments)
9,071	Windstream Services LLC, (8), (9)	129,262
	Construction & Engineering – 0.0% (0.0% of Total Investments)
2,122	TNT Crane & Rigging Inc, (5), (9)	2
1,197	TNT Crane & Rigging Inc, (8), (9)	16,360
	Total Construction & Engineering	16,362

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
12,578	Cengage Learning Holdings II Inc, (8), (9)	$206,493
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
8,135	Windstream Services LLC, (8), (9)	101,688
	Electric Utilities – 0.5% (0.3% of Total Investments)
37,457	Energy Harbor Corp, (8), (9), (10)	1,079,249
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
40,007	Transocean Ltd, (9)	128,822
5,623	Vantage Drilling International, (8), (9)	18,275
	Total Energy Equipment & Services	147,097
	Entertainment – 0.3% (0.2% of Total Investments)
6,268	Metro-Goldwyn-Mayer Inc, (8), (9)	632,284
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
35,750	Millennium Health LLC, (5), (9)	38,074
33,563	Millennium Health LLC, (5), (9)	34,066
	Total Health Care Providers & Services	72,140
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
55,426	24 Hour Fitness Worldwide Inc, (8)	138,565
116,526	24 Hour Fitness Worldwide Inc, (8), (9)	262,184
	Total Hotels, Restaurants & Leisure	400,749
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corp, (8), (9)	9,876
	Marine – 0.0% (0.0% of Total Investments)
430	ACBL HLDG CORP, (8), (9)	11,395
	Media – 0.4% (0.3% of Total Investments)
363,854	Clear Channel Outdoor Holdings Inc, (9)	913,274
4	Cumulus Media Inc, (9)	38
775,233	Hibu plc, (8), (9)	124,037
14,825	Tribune Co, (5), (9)	15
	Total Media	1,037,364
	Multiline Retail – 0.0% (0.0% of Total Investments)
148	Belk Inc, (8), (9)	3,256
	Oil, Gas & Consumable Fuels – 1.7% (1.0% of Total Investments)
99,400	California Resources Corp, (9)	2,355,780
47,903	California Resources Corp, (5), (9)	1,135,301
12,452	Whiting Petroleum Corp, (9)	498,952
	Total Oil, Gas & Consumable Fuels	3,990,033

Shares	Description (1)	Value
	Pharmaceuticals – 0.1% (0.0% of Total Investments)
7,999	Advanz Pharma Corp Ltd, (9)	$134,383
	Software – 0.5% (0.3% of Total Investments)
6,535	SkillSoft Corp, (8), (9)	1,078,275
265	SkillSoft Corp, (8), (9)	50,350
389	SkillSoft Corp, (5), (9)	—
779	SkillSoft Corp, (8), (9)	—
	Total Software	1,128,625
	Total Common Stocks (cost $17,115,911)	9,302,735

Principal Amount (000)	Description	Coupon	Maturity	Ratings	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4% (0.2% of Total Investments)
	Auto Components – 0.4%
$810	Adient US LLC, 144A	9.000%	4/15/25	BB-	$897,683
$810	Total $1,000 Par (or similar) Institutional Preferred (cost $0)				897,683

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.1% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corp, (8)	$76,739
	Marine – 0.1% (0.1% of Total Investments)
452	ACBL HLDG CORP, (8)	11,978
1,682	ACBL HLDG CORP, (8)	52,983
1,279	ACBL HLDG CORP, (8)	45,405
5,046	ACBL HLDG CORP, (5)	1,583
8,459	Total Marine	111,949
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
3,837	ACBL HLDG CORP, (5)	1,606
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
188	California Resources Corp	752
	Entertainment – 0.0% (0.0% of Total Investments)
102,295	Cineworld Warrant, (8)	58,001
	Total Warrants (cost $1,204,857)	249,047

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1% (0.0% of Total Investments)
	Marine – 0.1%
1,600	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$50,400

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Marine (continued)
1,821	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$64,645
	Total Marine			115,045
	Total Convertible Preferred Securities (cost $97,140)			115,045

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
7,052	Fieldwood Energy Inc, (8), (9)	$7
1,425	Fieldwood Energy Inc, (8), (9)	1
	Total Common Stock Rights (cost $201,310)	8
	Total Long-Term Investments (cost $372,311,073)	361,774,005

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 11.0% (6.7% of Total Investments)
	INVESTMENT COMPANIES – 11.0% (6.7% of Total Investments)
25,883,775	BlackRock Liquidity Funds T-Fund Portfolio	0.015% (11)	$25,883,775
	Total Short-Term Investments (cost $25,883,775)		25,883,775
	Total Investments (cost $398,194,848) – 165.2%		387,657,780
	Borrowings – (56.7)% (12), (13)		(133,000,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (16.9)% (14)		(39,561,289)
	Other Assets Less Liabilities – 8.4%		19,579,006
	Net Assets Applicable to Common Shares – 100%		$234,675,497
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$324,760,763	$1,949,255	$326,710,018
Corporate Bonds	—	24,499,469	—	24,499,469
Common Stocks	4,031,249	4,064,028	1,207,458	9,302,735
$1,000 Par (or similar) Institutional Preferred	—	897,683	—	897,683
Warrants	752	245,106	3,189	249,047
Convertible Preferred Securities	—	115,045	—	115,045
Common Stock Rights	—	8	—	8
Short-Term Investments:
Investment Companies	25,883,775	—	—	25,883,775
Total	$29,915,776	$354,582,102	$3,159,902	$387,657,780

	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$ –	$73,596	$ –
Gains (losses):
Net realized gains (losses)	(280)	–	–
Change in net unrealized appreciation (depreciation)	1,252,570	(600,819)	3,189
Purchases at cost	14,883	1,734,682	–
Sales at proceeds	(21,321)	–	–
Net discounts (premiums)	14,271	–	–
Transfers into	689,132	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$1,949,255	$1,207,459	$3,189
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$1,252,570	$(600,819)	$3,189
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) California Resources Corporation are priced at a 25% discount to the closing price; (3) SkillSoft Corporation and TNT Crane & Rigging Inc. are priced at a placeholder value; (4) Tribune Co are priced at last trade price less the distribution amount. The following Variable Rate Senior Loan Interests categorized as Level 3: (1) Revlon Consumer Products Corporation are utilizing a weighted probability model; (2) Education Management LLC are utilizing the stale Reuters price as no vendors are pricing the loan. Warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$ —	$ —	$(1,949,255)	$1,949,255	$ —

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(11)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 34.3%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.